As filed with the Securities and Exchange Commission on April 18, 2003

Registration No. 33-49998

811-7042

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 24 ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26 ☒

SEPARATE ACCOUNT VA-2L

(Exact Name of Registrant)

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE, Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (319) 297-8121

Name and Address of Agent for Service:	Copy to:

Frank A. Camp, Esquire	Frederick R. Bellamy, Esquire
Transamerica Occidental Life Insurance Co.	Sutherland, Asbill & Brennan, LLP
4333 Edgewood Road, N.E.	1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499-0001	Washington, D.C. 20004-2402

Approximate date of proposed sale to the public:

As soon as practicable after effectiveness of the Registration Statement.

Title of Securities being registered:

Variable Annuity Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2003 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 26, 2003. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 23 to Form N-4, File No. 33-49998) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on this 17th day of April, 2003.

SEPARATE ACCOUNT VA-2L

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
(DEPOSITOR)

/S/ FRANK A. CAMP
Frank A. Camp
Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Titles	Date

* Christopher H. Garrett	Director	, 2003

* Brenda K. Clancy	Director	, 2003

* Diane Meiners	Director	, 2003

* Craig D. Vermie	Director	, 2003

* Ron F. Wagley	Director and President	, 2003

* Bruce Clark	Chief Financial Officer and Senior Vice President	, 2003

/S/ FRANK A. CAMP *By: Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed herewith, and in his own capacity as Vice President.	, 2003